Schedule of Level 3 Fair Value Measurements Inputs (Details)	Mar. 31, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
PIPE Warrants [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	100	100	100.00
PIPE Warrants [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	0.83	1.06	9.00
PIPE Warrants [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	1 year 5 months 26 days	1 year 8 months 12 days	2 years 8 months 12 days
PIPE Warrants [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	115	115	103
PIPE Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	3.7	3.5	4.3
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	230	230.00	230.00
Private Warrants [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	0.83	1.06	9.00
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	1 year 5 months 26 days	1 year 8 months 12 days	2 years 8 months 12 days
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	115	115	103
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	3.7	3.5	4.3
Third Anniversary Payment Consideration [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate
Third Anniversary Payment Consideration [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			9.00
Third Anniversary Payment Consideration [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)			9 months 18 days
Third Anniversary Payment Consideration [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			103
Third Anniversary Payment Consideration [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate			4.3
Abaca Warrant [Member] | Measurement Input, Exercise Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	40	40.00	40.00
Abaca Warrant [Member] | Measurement Input, Share Price [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	0.83	1.06	9.00
Abaca Warrant [Member] | Measurement Input, Expected Term [Member]
Impairment Effects on Earnings Per Share [Line Items]
Expected term (years)	2 years 6 months 25 days	2 years 9 months 18 days	3 years 10 months 13 days
Abaca Warrant [Member] | Measurement Input, Price Volatility [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	115	115	103
Abaca Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Impairment Effects on Earnings Per Share [Line Items]
Risk-free rate	3.7	3.5	4.3